1. Summary of Significant Accounting Policies (Details - Goodwill) - USD ($)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Goodwill, beginning balance	$ 1,094,702	$ 662,967
Impairment of goodwill	0	(662,967)
Goodwill, ending balance	1,094,702	1,094,702
Tax Coach Software [Member]
Goodwill acquired	$ 1,094,702
Cloud9 [Member]
Impairment of goodwill		(592,369)
Metro Data Processing [Member]
Impairment of goodwill		$ (70,598)